DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	May 07, 2025	Dec. 10, 2024	May 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Issued capital				$ 1,553,618	$ 1,103,618
Dividends paid, classified as financing activities		$ 94,397		114,622	94,637	$ 282,728
Cost of inventories recognised as expense during period				4,422,849	4,522,430	4,616,212
Cost of Rendering Services				124,012	111,719	127,883
Dividends paid	$ 112,287	$ 94,397	$ 279,622	8,735	206,909	92,923
Percentage of dividend paid	30.00%		50.00%
Parent [member]
Statement [Line Items]
Dividends paid, classified as financing activities					94,397	$ 279,622
Final dividend [Member]
Statement [Line Items]
Dividends paid				8,449	206,684
Ordinary shares [member]
Statement [Line Items]
Issued capital				$ 1,553,618	$ 1,103,618